Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2013
Prospectus Date	rr_ProspectusDate	Oct. 21, 2013